Equity - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	65 Months Ended
	Jan. 15, 2020 USD ($) shares	May 01, 2019 USD ($) shares	Sep. 30, 2020 USD ($) vote shares		Dec. 31, 2019 USD ($) vote shares		Dec. 31, 2019 USD ($) vote shares	Sep. 30, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) vote shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vote shares	Sep. 30, 2020 USD ($) vote $ / shares shares	Dec. 31, 2019 USD ($) vote shares	Apr. 30, 2019 shares	Mar. 01, 2019 shares	Dec. 31, 2018 USD ($) shares		Jun. 30, 2015 shares
Class of Stock [Line Items]
Number of shares outstanding (in shares)			229,775,115		227,853,720		227,853,720	229,775,115	227,853,720		227,853,720	229,775,115	227,853,720	78,054,934	252,863,421	174,278,341
Proceeds from sale of shares | $										$ 2,700,000	$ 2,700,000	$ 2,800,000	$ 2,700,000
Number of shares issued (shares)			283,769,972					283,769,972				283,769,972
Shares issued | $			$ 230	[1]	$ 228	[1]	$ 228 [1]	$ 230 [1]	$ 228 [1]		228 [1]	$ 230 [1]	228 [1]			$ 174	[2]
Implied EA-1 common stock issued in consideration			283,769,972					283,769,972				283,769,972
Share Redemption Program
Class of Stock [Line Items]
Minimum ownership balance (shares) | $			$ 2,500		2,500		2,500	$ 2,500	$ 2,500		2,500	$ 2,500	2,500
Minimum holding period for stock to be redeemed from stockholder by the Company								1 year	1 year
Quarterly cap | $					$ 117,200		117,200		$ 117,200		117,200		117,200
Share Redemption Program | Maximum
Class of Stock [Line Items]
Aggregate redemption of Company's shares (percent)					5.00%			5.00%	5.00%
Signature Office REIT Merger
Class of Stock [Line Items]
Number of shares issued (shares)																		43,772,611
Implied EA-1 common stock issued in consideration																		43,772,611
Distribution Reinvestment Plan
Class of Stock [Line Items]
Period for written notice									10 days
Shares issued | $			$ 310,800		$ 293,700		$ 293,700	$ 310,800	$ 293,700		$ 293,700	$ 310,800	$ 293,700			252,800
Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued (shares)					281,468,830		281,468,830		281,468,830		281,468,830		281,468,830					43,772,611
Implied EA-1 common stock issued in consideration					281,468,830		281,468,830		281,468,830		281,468,830		281,468,830					43,772,611
Common Class T
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			555,730		407,773		407,773	555,730	407,773		407,773	555,730	407,773
Common Class S
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			1,800		1,790		1,790	1,800	1,790		1,790	1,800	1,790
Common Class D
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			40,791		25,860		25,860	40,791	25,860		25,860	40,791	25,860
Common Class I
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			1,894,561		1,607,399		1,607,399	1,894,561	1,607,399		1,607,399	1,894,561	1,607,399
Common Class A
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			24,227,432		24,035,934		24,035,934	24,227,432	24,035,934		24,035,934	24,227,432	24,035,934
Common Class AA
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			47,184,766		46,675,314		46,675,314	47,184,766	46,675,314		46,675,314	47,184,766	46,675,314
Common Class AAA
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			917,756		947,992		947,992	917,756	947,992		947,992	917,756	947,992
Common Class E
Class of Stock [Line Items]
Number of votes each share is entitled to | vote			1		1		1	1	1		1	1	1
Number of shares outstanding (in shares)			154,952,279		154,151,658		154,151,658	154,952,279	154,151,658		154,151,658	154,952,279	154,151,658
Number of shares issued (shares)														174,981,547
Implied EA-1 common stock issued in consideration														174,981,547
Common Class E | Share Redemption Program
Class of Stock [Line Items]
Excess of quarterly cap limitation (in shares)					2,872,488
Excess of quarterly cap limitation | $					$ 27,400
Percentage of redemption requests not redeemed (percent)					25.00%
Common Class E | Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued (shares)														174,981,547
Implied EA-1 common stock issued in consideration														174,981,547
Common Stock
Class of Stock [Line Items]
Perpetual convertible preferred shares and Common stock subject to redemption | $			$ 1,332		$ 20,565		$ 20,565	$ 1,332	$ 20,565		$ 20,565	$ 1,332	$ 20,565			$ 11,523
Number of shares contingently entitled to be received for each RSU (shares)			1					1				1
Common Stock | Share Redemption Program
Class of Stock [Line Items]
Stock redeemed during period (in shares)												25,472,376
Stock redeemed, value | $												$ 240,000	228,700
Weighted average price per share (in usd per share) | $ / shares												$ 9.42
Redemption requests that were not redeemed (shares)			693,199
RSUs
Class of Stock [Line Items]
RSU's issued (in shares)	589,248
Shares vested in period (shares)							252,353
Vesting installments (percent)		25.00%
Fair value of grants issued | $	$ 5,500	$ 9,700
Total forfeitures (shares)							9,124	3,209
Total compensation expense | $									2,400
Unrecognized compensation expense | $					$ 7,200		$ 7,200		$ 7,200		$ 7,200		$ 7,200
Recognition period for unrecognized expense									3 years
Vesting (percent)	25.00%
Chief Executive Officer
Class of Stock [Line Items]
Initial term									5 years
Renewal term									1 year
Mr. Escalante | RSUs
Class of Stock [Line Items]
RSU's issued (in shares)		732,218
Mr. Bitar | RSUs
Class of Stock [Line Items]
RSU's issued (in shares)		104,603
Mr. Hirsch | RSUs
Class of Stock [Line Items]
RSU's issued (in shares)		67,992
Mr. Sohn | RSUs
Class of Stock [Line Items]
RSU's issued (in shares)		52,301
Mr. Tausk | RSUs
Class of Stock [Line Items]
RSU's issued (in shares)		52,301

[1]	See Note 9, Equity, for the number of shares outstanding of each class of common stock as of September 30, 2020.
[2]	See Note 10, Equity, for the number of shares outstanding of each class of common stock as of December 31, 2019.